ASSETS HELD FOR SALE - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	£ 1